Note 19 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value June 30, 2021 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(2,268)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(2,178)

Total fair value						$(4,446)

Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the six-month periods ended
June 30, 2020 and 2021
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2020	2021
Interest rate and cross-currency rate swaps	$(8,127)	$(3,373)
Reclassification to Interest and finance costs	13	2,394
Total	$(8,114)	$(979)

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2020	2021
Non-hedging interest rate swaps	Loss on derivative instruments, net	$(2,074)	$(189)
Forward contracts	Loss on derivative instruments, net	8	(823)
Total		$(2,066)	$(1,012)